Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended			15 Months Ended
	Feb. 27, 2020	Jan. 27, 2020	Apr. 15, 2019	Jun. 26, 2018	Jun. 22, 2018	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Class of Stock
Net loss						$ 20,648	$ 123,849	$ 44,751	$ 19,727	$ 19,727
Accumulated deficit						113,301	237,150
Cash						$ 217,450	$ 210,643	$ 246,984	$ 137,070
Ordinary shares | Subsequent Events
Class of Stock
Number of shares issued in transaction (shares)	7,250,000
Per share price of issuance (usd per share)		$ 11.00
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares)				10,147,059	10,147,059
Per share price of issuance (usd per share)				$ 17.00	$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs					$ 156,500
Ordinary shares | Public Stock Offering
Class of Stock
Number of shares issued in transaction (shares)			4,830,000
Per share price of issuance (usd per share)			$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs			$ 108,800
Ordinary shares | Public Stock Offering | Subsequent Events
Class of Stock
Number of shares issued in transaction (shares)		7,250,000
Per share price of issuance (usd per share)		$ 11.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 75,000
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction (shares)			630,000		1,323,529